SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Advertising costs	$ 2,200	$ 223	$ 2,850	$ 405